Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Professional fees and other expenses	1,139,648	868	5,631,919	868
Professional fees, offering costs and other expenses					8,587	1,396,054
Change in fair value of derivatives	8,053,333	0	(24,763,334)	0		31,926,667
(Loss) income from operations	(9,192,981)	(868)	19,131,415	(868)	(8,587)	(33,322,721)
Interest income	6,839	0	13,602	0	93	5,937
Net (loss) income attributable to ordinary shares	(9,186,142)	$ (868)	19,145,017	$ (868)	$ (8,494)	(33,316,784)
Class A Ordinary Shares
Net (loss) income attributable to ordinary shares	$ (7,348,914)		$ 15,316,014			$ (26,653,427)
Net (loss) income per ordinary share:
Basic and diluted	$ (0.16)	$ 0	$ 0.34	$ 0		$ (2.58)
Weighted average ordinary shares outstanding:
Basic and diluted	45,000,000	0	45,000,000	0		10,327,869
Class F Ordinary Shares
Net (loss) income attributable to ordinary shares	$ (1,837,228)		$ 3,829,003			$ (6,663,357)
Net (loss) income per ordinary share:
Basic and diluted	$ (0.16)	$ 0.00	$ 0.34	$ 0.00	$ 0.00	$ (0.37)
Weighted average ordinary shares outstanding:
Basic and diluted	11,250,000	20,000,000	11,250,000	20,000,000	16,321,839	18,050,376